PRIVATE PLACEMENT (Details Narrative) - USD ($)		12 Months Ended
	Nov. 23, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Outstanding	7,796,842	7,796,842
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00	$ 1.00
Proceeds from Issuance of Warrants	$ 7,796,842	$ 7,796,842